Cover	Nov. 19, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 23, 2020, Cracker Barrel Old Country Store, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission to report, among other things, the final voting results from its 2020 annual meeting of shareholders, held on November 19, 2020 (the “Annual Meeting”). The sole purpose of this Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) is to delete a footnote with respect to the vote totals for proposal 1, the election of directors at the Annual Meeting, that was inadvertently and erroneously included in the Original Form 8-K. For purposes of clarity, this Amendment No. 1 amends and restates Item 5.07 of the Original Form 8-K in its entirety. There is no other amendment to the Original Form 8-K or its exhibits made by this Amendment No. 1.
Document Period End Date	Nov. 19, 2020
Entity File Number	001-25225
Entity Registrant Name	CRACKER BARREL OLD COUNTRY STORE, INC.
Entity Central Index Key	0001067294
Entity Tax Identification Number	62-0812904
Entity Incorporation, State or Country Code	TN
Entity Address, Address Line One	305 Hartmann Drive
Entity Address, City or Town	Lebanon
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37087
City Area Code	615
Local Phone Number	444-5533
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.01) Rights to Purchase Series A Junior Participating Preferred Stock (Par Value $0.01)
Trading Symbol	CBRL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false